                                 OppenheimerFunds, Inc.
                              Two World Financial Center
                             225 Liberty Street, 11th Floor
                                New York, NY 10281-1008

July 13, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer SMA International Bond Fund
                  File Nos. 333-135539 and 811-21917

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  of  Oppenheimer  SMA  International  Bond Fund (the
"Registrant")  that would  have been filed  pursuant  to Rule  497(c)  under the
Securities  Act would not have  differed  from that  contained in  Pre-Effective
Amendment No. 2 to the Registrant's  Registration  Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 22,
2007.

                                                      Sincerely,

                                        /s/ Nancy S. Vann
                                        ------------------------------------
                                        Nancy S. Vann
                                        Vice President & Associate Counsel

cc:    Ronald Feiman, Esq.
       Deborah Sullivan, Esq.
       Garrett Broadrup, Esq.
       KPMG LLP
       Gloria LaFond